Condensed Consolidated Balance Sheets (Parenthetical) - Globallink Investment Inc [Member] - $ / shares	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares redemption	2,562,567	2,562,567	2,562,567	11,500,000
Temporary equity, redemption price per share	$ 11.42	$ 11.08	$ 10.90	$ 10.25
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	3,445,000	3,445,000	3,445,000	3,445,000
Common stock, shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000
Temporary equity, shares redemption			2,562,567	11,500,000